Investment in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates and joint ventures [line items]
Beginning balance		$ 110	$ 104
Share of (losses)/gains		14	3	$ 1
Ending balance		81	110	104
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		145	140
Additions		17	14
Share of (losses)/gains		(14)	(3)
System Fund share of losses		(1)
Dividends and distributions		(7)	(7)
Exchange and other		(4)	1
Ending balance		136	145	140
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		(35)	(36)
Charge for the year	[1]	(23)
Exchange and other		3	1
Ending balance		$ (55)	$ (35)	$ (36)

[1]	In note 6 the $23m impairment charge is presented net of $4m gain on related put option.